Provisions for employees' benefits	9 Months Ended
Sep. 30, 2022
Provisions for employees' benefits
Provisions for employees' benefits

22.Provisions for employees’ benefits

	September 30,	December 31,
	2022	2021
	(Unaudited)
Post-employment benefits
Health	6,751,292	6,636,809
Pension	3,748,424	2,159,530
Education	431,243	443,761
Bonds	515,969	320,833
Other plans	108,051	91,476
Termination benefits - Voluntary retirement plan	675,210	746,585
	12,230,189	10,398,994
Social benefits and salaries	874,892	856,198
Other long-term benefits	135,209	123,853
	13,240,290	11,379,045
Current	2,217,195	2,296,253
Non-current	11,023,095	9,082,792
	13,240,290	11,379,045

22.1.Plans assets

The assets of the plan are represented by the resources delivered to the Autonomous Pension Funds for the payment of the pension liability of the obligations for pension and pension bonds; what concerns health and education oversees Ecopetrol S.A.. The destination of the resources of the autonomous patrimonies, as well as their yields, cannot be changed or returned to the Company until all the obligations are fulfilled.

Plan asset balance is $10,429,486 and $12,068,525 as of September 30, 2022 (unaudited) and December 31, 2021, respectively. 53,65% (2021 – 36.99%) are fair value level 1 and 46.35% (2021 – 63.01%) are under level 2 category.